Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Annual gross revenue		$ 1,235,000,000	$ 1,235,000,000
Exceeds amount of common stock held by non-affiliates	$ 700,000,000.0	700,000,000.0	700,000,000.0
Issuance of non-convertible debt securities		1,000,000,000.0	1,000,000,000.0
Cash equivalents	0	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0	0	0
Federal depository insurance coverage	250,000	250,000	250,000
Change in the fair value	780,653	765,292	2,424,673
Unrealized gains or losses				0
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		584,295	584,295
Offering costs adjusted in additional paid-in capital		6,923,888	6,923,888
Class B Common Stock | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs, fair value		1,837,821	1,837,821
Class A Common Stock
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	$ 12,033,190	$ 12,033,190	$ 37,247,257	$ 175,693,636
Anti-dilutive securities attributable to warrants (in Shares)		8,946,731	8,946,731	8,946,731
Warrant [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		$ 494,344	$ 494,344